Significant Transactions - Disclosure of held for sale assets and liabilities of CIBC Firstcaribbean (Detail) - CAD ($) $ in Millions	Jul. 31, 2020		Apr. 30, 2020	[1]	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	[1]	Apr. 30, 2019	Oct. 31, 2018
Assets
Cash and non-interest bearing deposits with banks	$ 49,371	[1]	$ 37,768		$ 4,754	$ 3,840	$ 3,941		$ 4,178	$ 4,380
Interest-bearing deposits with banks	19,051					13,519
Securities	144,344					121,310
Loans, net of allowance	404,768					388,941
Other assets	24,004					20,823
Total assets	768,545					651,604
Liabilities
Deposits	566,135					485,712
Other liabilities	21,013					$ 19,031
CIBC FirstCaribbean [Member]
Assets
Cash and non-interest bearing deposits with banks	1,362
Interest-bearing deposits with banks	1,049
Securities	4,028
Loans, net of allowance	8,355
Goodwill and other intangible assets	380
Other assets	565
Total assets	15,739
Liabilities
Deposits	14,393
Other liabilities	295
Total liabilities	$ 14,688

[1]	Cash includes restricted balances of $468 million (April 30, 2020: $698 million; July 31, 2019: $476 million) and interest-bearing demand deposits with Bank of Canada.